Loans and Advances to Customers - Summary of Finance Lease Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	€ 11,841	€ 11,888
Unearned future finance income on finance leases	(1,082)	(1,254)
Net investment in finance leases	10,759	10,634
Included in Loans and advances to banks	65	88
Included in Loans and advances to customers	10,694	10,546
Within 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	2,729	2,492
Net investment in finance leases	2,474	2,210
More than 1 year but less than 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	6,215	6,282
Net investment in finance leases	5,652	5,635
More than 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	2,897	3,114
Net investment in finance leases	€ 2,633	€ 2,789